CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 2,779	$ 2,323	$ 1,101
Adjustments to reconcile net income to net cash from operating activities
Depreciation	649	645	862
Provision for loan losses	989	1,370	1,484
Deferred income taxes	33	107	(84)
Loss on sale of repossessed assets, net	83	271	102
Gain on sale of securities	0	0	(22)
Net amortization on securities	218	182	207
Increased cash value of Bank-owned life insurance	(279)	(282)	(277)
Stock-based compensation expense	50	32	6
Changes in:
Interest receivable	13	(141)	(112)
Interest payable	(86)	(47)	(98)
Other assets and liabilities	(1,803)	548	(1,748)
Net cash from operating activities	2,646	5,008	1,421
Cash flows from investing activities
Purchases	(4,149)	(5,999)	(8,148)
Maturities and repayments	13,271	6,001	9,661
Sales	0	0	593
Purchases of other investment securities	0	(2)	0
Net change in loans	(4,619)	(2,776)	(32,597)
Proceeds from sale of OREO and other repossessed assets	476	731	922
Proceeds from the disposition of premises and equipment	22	8	205
Bank premises and equipment expenditures	(439)	(308)	(1,128)
Net cash from investing activities	4,562	(2,345)	(30,492)
Cash flows from financing activities
Net change in deposits	(18,116)	12,535	33,042
Repayments of FHLB advances	0	(5,000)	0
Cash dividends paid	(562)	(481)	(659)
Issuance of treasury stock under stock option plans	10
Issuance of treasury stock for deferred compensation plan	103	117	0
Net cash from financing activities	(18,565)	7,171	32,383
Net change in cash equivalents and federal funds sold	(11,357)	9,834	3,312
Cash equivalents and federal funds sold at beginning of year	22,080	12,246	8,934
Cash equivalents and federal funds sold at end of year	10,723	22,080	12,246
Supplemental disclosures:
Cash paid for interest	2,198	3,636	5,065
Cash paid for income taxes	1,735	166	255
Non-cash transfer of loans to foreclosed/repossessed assets	$ 530	$ 454	$ 2,286